Nov. 18, 2019
LEVIN EASTERLY VALUE OPPORTUNITIES FUND

The Advisors' Inner Circle Fund III

Levin Easterly Value Opportunities Fund (the "Fund")

Supplement, dated November 18, 2019, to the Fund's Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"), each dated

October 18, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective immediately, all references to the Fund's website are changed to https://funds.levineasterly.com.

Please retain this supplement for future reference.

LEV-SK-001-0100